Financial assets and liabilities - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value of financial instruments
Financial assets	€ 14,954	€ 16,493
Financial assets at fair value	14,956	16,455
Financial liabilities	8,901	10,867
Financial liabilities at fair value	8,879	10,848
Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	286	496
Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	499	550
Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	5	5
Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	2,364	3,254
Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	779	823
Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	5,002	5,612
Long-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	3,637	4,249
Financial liabilities at fair value	3,614	4,230
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Long-term interest-bearing liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	61	48
Financial liabilities at fair value	61	48
Other long-term financial liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Other long-term financial liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other long-term financial liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	28	48
Other long-term financial liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	554	228
Financial liabilities at fair value	555	228
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Short-term interest-bearing liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	536	577
Financial liabilities at fair value	536	577
Other short-term financial liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Other short-term financial liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Other short-term financial liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	471	502
Other short-term financial liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Derivative liabilities
Fair value of financial instruments
Financial liabilities	286	496
Financial liabilities at fair value	286	496
Derivative liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Derivative liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	286	496
Derivative liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Derivative liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	404	539
Financial liabilities at fair value	404	539
Discounts without performance obligations | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Discounts without performance obligations | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Trade payables
Fair value of financial instruments
Financial liabilities	3,423	4,730
Financial liabilities at fair value	3,423	4,730
Trade payables | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities	0	0
Trade payables | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Trade payables | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities	0	0
Trade payables | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities	0	0
Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets	715	697
Financial assets at fair value	717	659
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Non-current interest-bearing financial investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Investments In Venture Funds
Fair value of financial instruments
Financial assets	784	828
Financial assets at fair value	784	828
Investments In Venture Funds | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	5	5
Investments In Venture Funds | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Investments In Venture Funds | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	779	823
Investments In Venture Funds | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Other non-current financial assets
Fair value of financial instruments
Financial assets	316	301
Financial assets at fair value	316	301
Other non-current financial assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Other non-current financial assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	96	91
Other non-current financial assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Other non-current financial assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	59	27
Other current financial assets
Fair value of financial instruments
Financial assets	285	332
Financial assets at fair value	285	332
Other current financial assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Other current financial assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Other current financial assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Other current financial assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	22	36
Derivative assets
Fair value of financial instruments
Financial assets	134	239
Financial assets at fair value	134	239
Derivative assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Derivative assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	134	239
Derivative assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Derivative assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Trade receivables
Fair value of financial instruments
Financial assets	4,921	5,549
Financial assets at fair value	4,921	5,549
Trade receivables | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Trade receivables | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	0	0
Trade receivables | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Trade receivables | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	4,921	5,549
Current interest-bearing financial investments
Fair value of financial instruments
Financial assets	1,565	3,080
Financial assets at fair value	1,565	3,080
Current interest-bearing financial investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Current interest-bearing financial investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	691	1,633
Current interest-bearing financial investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Current interest-bearing financial investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Cash and cash equivalents
Fair value of financial instruments
Financial assets	6,234	5,467
Financial assets at fair value	6,234	5,467
Cash and cash equivalents | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets	0	0
Cash and cash equivalents | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets	1,443	1,291
Cash and cash equivalents | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets	0	0
Cash and cash equivalents | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost
Fair value of financial instruments
Financial assets	6,804	6,799
Financial assets at amortised cost | Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets	715	697
Financial assets at amortised cost | Investments In Venture Funds
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost | Other non-current financial assets
Fair value of financial instruments
Financial assets	161	183
Financial assets at amortised cost | Other current financial assets
Fair value of financial instruments
Financial assets	263	296
Financial assets at amortised cost | Derivative assets
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost | Trade receivables
Fair value of financial instruments
Financial assets	0	0
Financial assets at amortised cost | Current interest-bearing financial investments
Fair value of financial instruments
Financial assets	874	1,447
Financial assets at amortised cost | Cash and cash equivalents
Fair value of financial instruments
Financial assets	4,791	4,176
Financial liabilities at amortised cost
Fair value of financial instruments
Financial liabilities	8,116	9,821
Financial liabilities at amortised cost | Long-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	3,637	4,249
Financial liabilities at amortised cost | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	33	0
Financial liabilities at amortised cost | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	554	228
Financial liabilities at amortised cost | Other short-term financial liabilities
Fair value of financial instruments
Financial liabilities	65	75
Financial liabilities at amortised cost | Derivative liabilities
Fair value of financial instruments
Financial liabilities	0	0
Financial liabilities at amortised cost | Discounts without performance obligations
Fair value of financial instruments
Financial liabilities	404	539
Financial liabilities at amortised cost | Trade payables
Fair value of financial instruments
Financial liabilities	€ 3,423	€ 4,730